Accrued Expenses and Other Current Liabilities - Schedule of Components of Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Payables and Accruals [Abstract]
Accrued bonus	$ 828,678	$ 106,469	$ 2,068,692
Accrued commission	222,126	28,539	75,713
Accrued employee benefits	0	0	99,512
Accrued legal and professional fee	3,768,987	484,241	0
Accrued network and data services	71,839	9,230	146,857
Accrued others	105,709	13,580	130,069
Total accrued expenses and other liabilities	$ 4,997,339	$ 642,059	$ 2,520,843